Share-based Payment - Summary of Employee Share Options (Detail)	12 Months Ended
	Dec. 31, 2020 shares ¥ / ADR $ / shares	Dec. 31, 2019 shares ¥ / ADR $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	$ 74.99	$ 74.86	$ 69.15
Granted			109.26
Forfeited	79.23	73.92	38.94
Outstanding, end of year	$ 74.22	$ 74.99	$ 74.86
Outstanding, beginning of year | shares	25,344,000	28,819,000	27,107,000
Granted	0	0	3,075,000
Forfeited | shares	(3,884,000)	(3,475,000)	(1,363,000)
Outstanding, end of year | shares	21,460,000	25,344,000	28,819,000
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	$ 0
Granted	140.88
Forfeited	141.31
Outstanding, end of year	$ 140.87	$ 0
Outstanding, beginning of year | shares	0
Granted | shares	1,990,000
Forfeited | shares	(32,000)
Outstanding, end of year | shares	1,958,000	0